Financial risk management (Tables)	12 Months Ended
Jun. 30, 2020
Financial Risk Management [Abstract]
Schedule of assumptions and scenarios
	2020
		Devaluation in reais R$		Appreciation in Reais R$
	Probable scenario	Scenario I -25%	Scenario II -50%	Scenario III +25%	Scenario IV+ 50%

Soybean - R$ / bag – July 3, 2020 (CBOT)	106.76	80.07	53.38	133.45	160.14
Soybean - R$ / bag – November 13, 2020 (CBOT)	106.51	79.88	53.26	133.14	159.77
Soybean - R$ / bag – December 28, 2020 (CBOT)	106.67	80.00	53.34	133.34	160.01
Soybean - R$ / bag – February 19, 2021 (CBOT)	106.09	79.57	53.05	132.61	159.14
Soybean - R$ / bag – June 25, 2021 (CBOT)	106.67	80.00	53.34	133.34	160.01
Corn - R$ / bag – July 15, 2020 (CBOT)	48.10	36.08	24.05	60.13	72.15
Corn - R$ / bag – July 16, 2020 (CBOT)	46.26	34.70	23.13	57.83	69.39
Corn - R$ / bag – September 15, 2020 (CBOT)	46.26	34.70	23.13	57.83	69.39
Corn - R$ / bag – September 16, 2020 (CBOT)	46.26	34.70	23.13	57.83	69.39
Corn - R$ / bag – August 27, 2021 (CBOT)	47.44	35.58	23.72	59.30	71.16
Fed Cattle - R$ / arroba – October 30, 2020 (BM&F)	215.85	161.89	107.93	269.81	323.78
Cotton - R$ / arroba – November 13, 2020(CBOT)	110.25	82.69	55.13	137.81	165.38
Cotton - R$ / arroba – December 8, 2020(CBOT)	110.25	82.69	55.13	137.81	165.38
Cotton - R$ / arroba – November 12, 2021(CBOT)	109.16	81.87	54.58	136.45	163.74
USD – August 31, 2020	5.45	4.09	2.73	6.81	8.18
USD – November 30, 2020	5.46	4.10	2.73	6.83	8.19
USD – June 28, 2021	5.50	4.13	2.75	6.88	8.25
USD – June 29, 2021	5.50	4.13	2.75	6.88	8.25
USD – June 30, 2021	5.50	4.13	2.75	6.88	8.25
USD – July 15, 2021	5.51	4.13	2.76	6.89	8.27
USD – November 16, 2021	5.56	4.17	2.78	6.95	8.34
USD – November 17, 2021	5.56	4.17	2.78	6.95	8.34
Interest (rate%) – August 15, 2023	4.67%	3.50%	2.34%	5.84%	7.01%

Schedule of a summary of possible scenarios of loans and receivables
					Scenario I –		Scenario I - Possible		Scenario II - Remote		Scenario I - Possible		Scenario II - Remote
(*) annual average rates		At June 30, 2020			Probable		Decrease	-25%	Decrease	-50%	Increase	25%	Increase	50%
Operation	Risk	Balance (R$)	Notional	Rate	Balance (R$)	Rate(*)	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate
Short-term investments	CDI	141,095	-	2.15%	(310)	2.37%	(832)	1.78%	(1,679)	1.19%	832	2.96%	1,679	3.56%
Marketable securities	CDI	5,044	-	2.15%	(11)	2.37%	(30)	1.78%	(60)	1.19%	30	2.96%	60	3.56%
Cash - USD	USD	27,688	5,056	5.48	(126)	5.50	(6,954)	4.13	(13,907)	2.75	6,954	6.88	13,907	8.25
Total cash, cash equivalents		173,827	5,056		(447)		(7,816)		(15,646)		7,816		15,646

Financing in Paraguay - Palmeiras	USD	(8,590)	(1,569)	5.48	(216)	5.50	11,814	4.13	23,628	2.75	(11,814)	6.88	(23,628)	8.25
Debentures	CDI	(148,432)	-	2.15%	(327)	2.37%	876	1.78%	1,766	1.19%	(876)	2.96%	(1,766)	3.56%
Financing for agricultural costs	CDI	(40,568)	-	2.15%	(89)	2.37%	243	1.78%	483	1.19%	(243)	2.96%	(483)	3.56%
Financing for working capital	CDI	(77,516)	-	4.94%	-	4.94%	961	3.71%	1,915	2.47%	(961)	6.18%	(1,915)	7.41%
Total financing (b)		(275,106)	(1,569)		(632)		13,894		27,792		(13,894)		(27,792)

Araucária III	Soybean bags	3,336	39,254	88.20	-	88.20	(834)	66.15	(1,668)	44.10	834	110.25	1,668	132.30
Araucária IV	Soybean bags	7,258	84,929	88.02	-	88.02	(1,815)	66.01	(3,629)	44.01	1,815	110.02	3,629	132.02
Araucária V	Soybean bags	37,504	450,000	92.50	-	92.50	(9,376)	69.38	(18,752)	46.25	9,376	115.63	18,752	138.75
Jatobá I	Soybean bags	2,569	30,000	87.40	-	87.40	(642)	65.55	(1,285)	43.70	642	109.25	1,285	131.10
Jatobá II	Soybean bags	129,741	1,571,397	97.76	-	97.76	(32,435)	73.32	(64,871)	48.88	32,435	122.20	64,871	146.64
Jatobá III	Soybean bags	47,384	563,844	97.81	-	97.81	(11,846)	73.36	(23,692)	48.91	11,846	122.27	23,692	146.72
Jatobá IV	Soybean bags	15,481	184,000	93.10	-	93.10	(3,870)	69.83	(7,741)	46.55	3,870	116.38	7,741	139.66
Jatobá V	Soybean bags	33,029	397,368	95.73	-	95.73	(8,257)	71.80	(16,515)	47.86	8,257	119.66	16,515	143.59
Alto Taquari I	Soybean bags	3,545	45,312	86.24	-	86.24	(886)	64.68	(1,773)	43.12	886	107.80	1,773	129.36
Alto Taquari II	Soybean bags	3,554	42,900	88.55	-	88.55	(889)	66.41	(1,777)	44.27	889	110.68	1,777	132.82
Alto Taquari III	Soybean bags	7,946	93,478	88.55	-	88.55	(1,987)	66.41	(3,973)	44.27	1,987	110.68	3,973	132.82
Total receivables from farms		291,347	3,502,482		-		(72,837)		(145,676)		72,837		145,676

Operations with derivatives, net	Grains	(3,785)	(1,815,489)	(a)	(3,984)	(a)	29,285	(a)	62,554	(a)	(37,252)	(a)	(70,521)	(a)
Operations with derivatives, net	USD	(12,007)	(38,020)	(a)	(12,007)	(a)	39,271	(a)	90,548	(a)	(63,285)	(a)	(114,563)	(a)
Operations with derivatives, net	Cattle	-	(54,450)	(a)	-	(a)	3,711	(a)	8,065	(a)	(4,999)	(a)	(9,354)	(a)
Operations with derivatives, net	Cotton	651	(1,518)	(a)	647	(a)	3,985	(a)	7,322	(a)	(2,690)	(a)	(6,027)	(a)
Operations with derivatives, net	Ethanol	-	(750)	(a)	-	(a)	336	(a)	672	(a)	(336)	(a)	(672)	(a)
Operations with derivatives, net	Swap	1,257	11,847	(a)	1,554	(a)	1,733	(a)	1,919	(a)	1,378	(a)	1,207	(a)
Margin - LFT Socopa	SELIC	3,015	-	2.15%	(7)	2.37%	(18)	1.78%	(36)	1.19%	18	2.96%	36	3.56%
Total derivatives (a)		(10,869)			(13,797)		78,303		171,044		(107,166)		(199,894)

Cresca, net	USD	(1,724)	(315)	5.48	(9)	5.50	433	4.13	866	2.75	(433)	6.88	(866)	8.25
Helmir, net	USD	314	57	5.48	-	5.50	(78)	4.13	(157)	2.75	78	6.88	157	8.25
Total related parties		(1,410)	(258)		(9)		355		709		(355)		(709)

Serra Grande Farm	Soybean bags	(14,263)	162,000	91.29	-	91.29	3,566	68.47	7,132	45.64	(3,566)	114.11	(7,132)	136.93
Total Acquisitions payable		(14,263)	162,000		-		3,566		7,132		(3,566)		(7,132)

(*)	SOURCE Risks: Bloomberg
(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.
(b)	The sensitivity analyses do not consider financing transactions with fixed rate.

Schedule of financial liabilities by maturity

	Note	Less than one year	From one to two years	From three to five years	Above five years	Total
At June 30, 2020
Trade payable	15.1	55,603	-	-	-	55,603
Derivative financial instruments	6	18,333	1,462	-	-	19,795
Loans, financing and debentures	16	217,274	198,793	82,037	16,009	514,113
Leases payable	14	25,849	26,200	45,330	54,984	152,363
Transactions with related parties	29	2,849	-	-	-	2,849
Other liabilities	18	5,017	29,777	4,597	-	39,391

At June 30, 2019
Trade payable	15.1	37,710	-	-	-	37,710
Derivative financial instruments	6	11,055	-	-	-	11,055
Loans, financing and debentures	16	76,608	78,326	124,191	6,728	285,853
Leases payable	14	26,503	-	-	20,943	47,446
Transactions with related parties	29	2,405	-	-	-	2,405

Schedule of net debt of loans, acquisitions payable and trade accounts payables
	2020	2019
Loans, financing and debentures (Note 16)	514,113	285,853
Total acquisitions payable (Note 18)	39,391	-
Total derivative financial instruments (Note 6)	10,869	4,136
	564,373	289,989
Less: cash and cash equivalents (Note 5.1)	(171,045)	(106,627)
Less: marketable securities (Notes 5.2)	(5,044)	(13,152)
	(176,089)	(119,779)
Net debt	388,284	170,210
Total equity	1,121,569	880,533
Financial leverage ratio	34.62%	19.33%

Schedule of main assets and liabilities that are measured at fair value, as well as the level of hierarchy

	June 30, 2020
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivable, net	7.1	72,014	72,014	-	72,014	-
Transactions with related parties	29	701	701	-	701	-
Non-current
Transactions with related parties	29	1,511	1,511	-	1,511	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	5.1	141,095	141,095	141,095	-	-
Marketable securities	5.2	-	-	-	-	-
Receivables from sales of farms, net (c)	7.1	73,678	73,678	-	-	73,678
Derivative financial instruments (b)	6	7,180	7,180	6,121	1,059	-
Noncurrent
Marketable securities	5.2	5,044	5,044	5,044	-	-
Receivables from sales of farms, net (c)	7.1	240,074	240,074	-	-	240,074
Derivative financial instruments (b)	6	1,746	1,746	305	1,441	-

Non-financial assets measured at fair value
Current
Biological assets	9	115,553	115,553	-	9,037	106,516
Noncurrent
Biological assets	9	25,444	25,444	-	25,444	-

Non-financial assets measured at cost
Noncurrent
Investment properties	10	814,398	1,872,701	-	-	1,872,701

Financial liabilities measured at amortized cost
Current
Trade payables	15.1	55,603	55,603	-	55,603	-
Loans, financing and debentures (a)	16	217,274	217,274	-	217,274	-
Transactions with related parties	29	2,849	2,849	-	2,849	-
Noncurrent
Loans, financing and debentures (a)	16	296,839	296,839	-	296,839	-

Financial liabilities measured at fair value through profit and loss
Current
Leases payable	14	25,849	25,849	-	25,849	-
Derivative financial instruments (b)	6	18,333	18,333	5,900	12,433	-
Accounts payable for acquisition of Serra Grande Farm	18	5,017	5,017	-	-	5,017
Noncurrent
Leases payable	14	126,514	126,514	-	126,514	-
Derivative financial instruments (b)	6	1,462	1,462	645	817	-
Restricted shares	18	13,490	13,490	13,490	-	-
Agrifirma warrants	18	10,860	10,860	-	10,860	-
Agrifirma warrant dividends	18	778	778	-	-	778
Accounts payable for acquisition of Serra Grande Farm	18	9,246	9,246	-	-	9,246

	June 30, 2019
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivable, net	7.1	71,295	71,295	-	71,295	-
Transactions with related parties	29	1,987	1,987	-	1,987	-
Financial assets measured at fair value through profit and loss
Current
Cash equivalents	5.1	81,013	81,013	81,013	-	-
Marketable securities	5.2	4,038	4,038	4,038	-	-
Receivables from sales of farms, net (c)	7.1	41,351	41,351	-	-	41,351
Derivative financial instruments (b)	6	5,906	5,906	3,084	2,822	-
Noncurrent
Marketable securities	5.2	9,114	9,114	9,114	-	-
Receivables from sales of farms, net (c)	7.1	180,597	180,597	-	-	180,597
Derivative financial instruments (b)	6	1,013	1,013	27	986	-

Non-financial assets measured at fair value
Current
Biological assets	9	99,881	99,881	-	13,887	85,994
Noncurrent
Biological assets	9	23,235	23,235	-	23,235	-

Non-financial assets measured at cost
Noncurrent
Investment properties	10	526,956	1,471,248	-	-	1,471,248

Financial liabilities measured at amortized cost
Current
Trade payables	15.1	37,710	37,710	-	37,710	-
Loans, financing and debentures (a)	16	76,608	76,608	-	76,608	-
Transactions with related parties	29	2,405	2,405	-	2,405	-
Noncurrent
Loans, financing and debentures (a)	16	209,245	209,245	-	209,245	-

Financial liabilities measured at fair value through profit and loss
Current
Leases payable	14	26,503	26,503	-	26,503	-
Derivative financial instruments (b)	6	11,055	11,055	9,127	1,928	-
Noncurrent
Leases payable	14	20,943	20,943	-	20,943	-

(a)	The book value of loans, financing and debentures presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;
(b)	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above
(c)	Due to market volatility, one of the non-observable inputs became significant and the receivables from sales of farms were reclassified from Level 2 to Level 3. The Company's policy is to recognize transfers from and to Level 3 on the date of the event or change in the circumstances that caused the transfer.

Schedule of fair value of the credits from the sale of the farm
Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Sensitivity of inputs to fair value
Receivables from sales of farms	Discounted cash flow	Premium (or Basis)	(0.18) - 0.02 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$7,061. An increase or decrease of 2,4% in the receivables from the farm.
Payables due to acquisition of Serra Grande Farm	Discounted cash flow	Premium (or Basis)	(0.38) -0.02 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$380.185. An increase or decrease of 2.7% in payables for the farm.